Summary of significant accounting policies - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Fossil fuels inventories	$ 74,149	$ 64,386
Spare parts	$ 262,896	$ 233,565